As filed with the Securities and Exchange Commission on February 15, 2024

File Nos. 333-189934

811-22867

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 23	☒

And

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO. 25	☒

COHEN & STEERS

MLP & ENERGY OPPORTUNITY FUND, INC.

(Exact Name Of Registrant As Specified In Charter)

1166 Avenue of the Americas, 30th Floor, New York, NY 10036

(Address Of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (212) 832-3232

Dana A. DeVivo

Cohen & Steers Capital Management, Inc.

1166 Avenue of the Americas, 30th Floor

New York, New York 10036

(Name And Address Of Agent Of Service Of Process)

With copies to:

Michael G. Doherty, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on March 16, 2024 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 21 (the “Amendment”) was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended, on November 20, 2023, and, pursuant to Rule 485(a)(1), would become effective on January 19, 2024.

Post-Effective Amendment No. 22 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating February 16, 2024 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 23 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating March 16, 2024 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 23 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of New York and State of New York, on the 15th day of February, 2024.

Cohen & Steers MLP & Energy Opportunity Fund, Inc.

By:	/s/ JAMES GIALLANZA
JAMES GIALLANZA
President and CEO

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

By: /s/ JAMES GIALLANZA	President and Chief Executive Officer (Principal Executive Officer)	February 15, 2024
(JAMES GIALLANZA)

By: /s/ ALBERT LASKAJ	Treasurer and Chief Financial Officer (Principal Financial Officer)	February 15, 2024
(ALBERT LASKAJ)

*	Chair and Director	February 15, 2024
(JOSEPH M. HARVEY)

*	Director	February 15, 2024
(ADAM M. DERECHIN)

*	Director	February 15, 2024
(MICHAEL G. CLARK)

*	Director	February 15, 2024
(DEAN A. JUNKANS)

*	Director	February 15, 2024
(GEORGE GROSSMAN)

*	Director	February 15, 2024
(GERALD J. MAGINNIS)

*	Director	February 15, 2024
(JANE F. MAGPIONG)

*	Director	February 15, 2024
(DAPHNE L. RICHARDS)

*	Director	February 15, 2024
(RAMONA ROGERS-WINDSOR)

*By: /s/ DANA A. DEVIVO		February 15, 2024
Dana A. DeVivo ATTORNEY-IN-FACT